Schedule III - Real Estate Investments (Narrative) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Valuation and Qualifying Accounts Disclosure [Line Items]
SEC Schedule III, Real Estate, Federal Income Tax Basis		$ 1,109,824
Building [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Property, plant and equipment, useful life	40 years	40 years
Minimum [Member] | Building Equipment and Fixtures [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Property, plant and equipment, useful life	5 years	5 years
Maximum [Member] | Building Equipment and Fixtures [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Property, plant and equipment, useful life	10 years	10 years